Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations
Revenues
Expenses
Research and development expenses	104,321	50,320	462,632	709,009
General and administrative expenses	295,823	234,836	1,489,941	620,835
Total operating expenses	400,144	285,156	1,952,573	1,329,844
Gain on extenguishment of debt			(437,184)
Interest expense on convertible notes	1,099,224	181,394	1,841,365	55,912
Net loss	$ (1,499,368)	$ (466,550)	$ (3,356,754)	$ (1,385,756)
Loss per common share - basic and diluted	$ (0)	$ (0)	$ (0.040)	$ (0.019)
Weighted average common shares outstanding - basic and diluted	104,477,936	71,153,300	84,781,491	71,148,163